STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

January 24, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc.
(Registration Nos: 333-192305 and 811-22912)

Ladies and Gentlemen:

On behalf of Dreyfus BNY Mellon Funds, Inc. (the "Company"), and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") Post-Effective Amendment No. 2 ("Amendment No. 2") to the Company's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add three new series to the Company—Dreyfus Alternative Diversifier Strategies Fund, Dreyfus Select Managers Long/Short Equity Fund and Dreyfus TOBAM Emerging Markets Fund.  The prospectuses and statement of additional information included in Amendment No. 2 are substantially the same as the versions included in Pre-Effective Amendment No. 3 to the Registration Statement, filed with the Commission on January 13, 2014 (subsequently withdrawn on January 16, 2014).

The Company intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485 under the Securities Act prior to the effective date of Amendment No. 2 in order to file certain exhibits, including Articles Supplementary, management and distribution agreements, sub-investment advisory agreements, Rule 18f-3 plan and the consent of the Company's independent registered public accounting firm, and to make certain other revisions.  The Company's Tandy certification is filed herewith.  Management of the Company intends to seek acceleration of the effective date of Amendment No. 2 so that it is declared effective on or about March 24, 2014.

Please telephone the undersigned at 212.806.5698, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc	Janna Manes

January 24, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc.

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS BNY MELLON FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President